Goodwill and Intangible Assets (Total Carrying Amount of Intangible Assets Having Indefinite Life) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Indefinite-lived Intangible Assets [Line Items]
Carrying amount of intangible assets having an indefinite life	¥ 92,163	¥ 92,185
Trademarks
Indefinite-lived Intangible Assets [Line Items]
Carrying amount of intangible assets having an indefinite life	70,220	70,081
Distribution agreements
Indefinite-lived Intangible Assets [Line Items]
Carrying amount of intangible assets having an indefinite life	18,834	18,834
Other
Indefinite-lived Intangible Assets [Line Items]
Carrying amount of intangible assets having an indefinite life	¥ 3,109	¥ 3,270